Market risk	12 Months Ended
Dec. 31, 2024
Market risk [Abstract]
Market risk	Lloyds Bank Group Banking activities: market value sensitivity (audited)

	2024				2023
	Up 25bps £m	Down 25bps £m	Up 100bps £m	Down 100bps £m	Up 25bps £m	Down 25bps £m	Up 100bps £m	Down 100bps £m
Sterling	5.8	(5.9)	22.4	(24.5)	7.2	(7.6)	26.9	(33.2)
US dollar	(1.2)	1.3	(4.8)	5.2	(1.3)	1.3	(5.0)	5.6
Euro	(1.9)	(1.8)	(7.1)	(7.4)	(2.6)	0.6	(9.9)	2.4
Other	(1.0)	1.0	(3.7)	4.5	(0.2)	0.2	(0.9)	0.9
Total	1.7	(5.4)	6.8	(22.2)	3.1	(5.5)	11.1	(24.3)
Lloyds Bank Group Banking activities: market value sensitivity to a steepening and flattening of the yield curve (audited)

	2024		2023
	Steepener £m	Flattener £m	Steepener £m	Flattener £m
Sterling	(1.0)	(0.4)	19.7	(23.6)
US dollar	(1.2)	1.3	(3.8)	3.9
Euro	(11.6)	2.0	(4.1)	(0.9)
Other	(2.5)	3.1	0.5	(0.5)
Total	(16.3)	6.0	12.3	(21.1)
Lloyds Bank Group Banking activities: three year net interest income sensitivity (audited)

	2024			2023
	Year 1 £m	Year 2 £m	Year 3 £m	Year 1 £m	Year 2 £m	Year 3 £m
Up 50bps	227	333	555	252	403	577
Up 25 bps	114	167	277	126	202	288
Down 25bps	(146)	(168)	(278)	(155)	(198)	(283)
Down 50bps	(294)	(338)	(557)	(309)	(395)	(565)
The Group’s policy is to optimise reward while managing its market risk exposures within the risk appetite defined by the Board. Lloyds Banking
Group’s market risk policy and procedures outlines the hedging process, and the centralisation of risk from divisions into Group Corporate
Treasury (GCT), for example via the transfer pricing framework. GCT is responsible for managing the centralised risk and does this through natural offsets of matching assets and liabilities, and appropriate hedging activity of the residual exposures, subject to the authorisation and mandate of GALCO within the Board risk appetite. The hedges are externalised to the market by derivative desks within GCT and the
Commercial Bank. The Group mitigates income statement volatility through hedge accounting. This reduces the accounting volatility arising from the Group’s economic hedging activities and any hedge
accounting ineffectiveness is continuously monitored.
The Group establishes hedge accounting relationships for interest rate risk components using cash flow hedges and fair value hedges. The
Group is exposed to cash flow interest rate risk on its variable rate loans and deposits together with its floating rate subordinated debt. The derivatives used to manage the structural hedge may be designated into cash flow hedges to manage income statement volatility. The economic items related to the structural hedge, for example current accounts, are not eligible hedged items under IAS 39 for inclusion into accounting hedge relationships. The Group is exposed to fair value interest rate risk on its fixed rate customer loans, its fixed rate customer deposits and the majority of its subordinated debt.
Hedge ineffectiveness arises during the management of interest rate risk due to residual unhedged risk. Sources of ineffectiveness, which the
Group may decide to not fully mitigate, can include basis differences, timing differences and notional amount differences. The effectiveness of accounting hedge relationships is assessed between the hedging derivatives and the documented hedged item, which can differ to the underlying economically hedged item.
The Group’s structural foreign currency exposure is represented by its investments in overseas subsidiaries and branches which create capital resources denominated in foreign currencies, principally USD and EUR.
Gains or losses on structural foreign currency exposures are taken to reserves, resulting in a movement in CET1 capital. The Group’s main overseas operations are in America and Europe and do not represent a significant proportion on its overall portfolio.